Share Capital - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 GBP (£) shares	Dec. 31, 2019 GBP (£) shares	Dec. 31, 2018 GBP (£) shares	Dec. 31, 2017 shares
Disclosure Of Classes Of Share Capital [Line Items]
Options outstanding | shares	6,756,594	4,302,617	4,718,302	6,101,764
Market price of shares (pence)	£ 5.14	£ 3.50	£ 0.523
Bottom of Range
Disclosure Of Classes Of Share Capital [Line Items]
Options outstanding | shares	6,756,594	4,302,617	4,718,302
Market price of shares (pence)	£ 3.040	£ 0.410	£ 0.510
Top of Range
Disclosure Of Classes Of Share Capital [Line Items]
Market price of shares (pence)	£ 5.150	£ 6.100	£ 2.060